JPMORGAN TRUST I

245 Park Avenue

New York, NY 10167

December 4, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan U.S. Research Equity Plus Fund (the “Fund”)
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

We hereby submit for filing via EDGAR, on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (“1940 Act”), Post-Effective Amendment No. 98 (Amendment No. 99 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A. This filing is being made in order to add the Fund as a new series of the Trust.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary

Cc: Vincent J. Di Stefano